Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 33,330	$ 32,746	$ 289,175
Prepaid expenses	61,064	25,454	88,169
Total Current Assets	94,394	58,200	377,344
Investments held in trust account	48,584,863	72,565,394	67,813,020
Total Assets	48,679,257	72,623,594	68,190,364
Current Liabilities:
Accrued offering costs	5,001	5,001	31,836
Accrued expenses	488,235	375,886
Note payable - Sponsor	1,520,000	1,320,000
Total Current Liabilities	2,819,030	2,045,762	31,836
Commitments and contingencies
Ordinary shares subject to possible redemption (6,600,000 shares at redemption value of approximately $10.99 and $10.27 per share as of December 31, 2023 and December 31, 2022, respectively.)	48,316,218	72,565,394	67,813,020
Shareholders’ Equity (Deficit):
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares, $0.0001 par value; 150,000,000 shares authorized; 2,341,000 and 2,416,000 shares issued and outstanding (excluding 6,600,000 shares subject to possible redemption) as of December 31, 2023 and 2022, respectively	167	167	242
Additional paid-in capital
Retained earnings (Accumulated deficit)	(2,456,158)	(1,987,729)	345,266
Total Shareholders’ Equity (Deficit)	(2,455,991)	(1,987,562)	345,508
Total Liabilities and Shareholders’ Equity (Deficit)	48,679,257	72,623,594	68,190,364
Shareholders [Member]
Current Liabilities:
Due to related party	268,645
Related Party [Member]
Current Liabilities:
Due to related party	$ 537,149	344,875
Sponsor Party [Member]
Current Liabilities:
Due to related party		$ 1,320,000